BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Aggregate Consideration - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Aggregate Consideration [Line Items]
Cash	$ 1,064,606	$ 58,711	$ 100,959	$ 165,536
Common stock	$ (15,495)	(14,915)		$ (12,500)
Chiefton Acquisition [Member]
BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Aggregate Consideration [Line Items]
Cash		12,249	12,249
Common stock		69,400	69,400
Aggregate consideration		$ 81,649	$ 81,649